GAIN ON SALE OF SPECTRUM LICENCES	12 Months Ended
Dec. 31, 2019
GAIN ON SALE OF SPECTRUM LICENCES
GAIN ON SALE OF SPECTRUM LICENCES

5.    GAIN ON SALE OF SPECTRUM LICENCES

On June 20, 2017, the Corporation sold its Advanced Wireless Service (“AWS”) spectrum licence in the greater Toronto region to Rogers Communications Canada Inc. for a cash consideration of $184.2 million, pursuant to the transfer option held by the Corporation since 2013. The sale resulted in a gain on disposal of $87.8 million.

On July 24, 2017, the Corporation sold its seven 2500 MHz and 700 MHz wireless spectrum licences outside Quebec to Shaw Communications Inc. for a cash consideration of $430.0 million. The sale resulted in a gain on disposal of $243.1 million.